Taxes and Payroll Charges Payable - Schedule of Taxes and Payroll Charges Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Taxes And Payroll Charges [abstract]
INSS (social security contribution)	$ 32.1	$ 30.9
IRRF (withholding tax)	13.6	11.8
PIS and COFINS	0.7	2.0
IPI (manufacturing tax)	1.3	0.7
FGTS (government employee severance indemnity fund)	4.6	3.9
Others	8.6	11.1
Total	60.9	60.4
Current	42.6	47.2
Non-current	$ 18.3	$ 13.2